Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Additional Financial Information [Abstract]
Consolidated Balance Sheets
	December 31,
Consolidated Balance Sheets	2012	2011
Accounts payable and accrued liabilities:
Accounts payable	$12,076	$10,485
Accrued payroll and commissions	2,332	2,170
Current portion of employee benefit obligation	2,116	2,288
Accrued interest	1,588	1,576
Other	2,799	3,437
Total accounts payable and accrued liabilities	$20,911	$19,956

Consolidated Statements Of Income
Consolidated Statements of Income	2012	2011	2010
Advertising expense	$2,910	$3,135	$2,982
Interest expense incurred	$3,707	$3,697	$3,766
Capitalized interest	(263)	(162)	(772)
Total interest expense	$3,444	$3,535	$2,994

Consolidated Statements Of Cash Flows
Consolidated Statements of Cash Flows	2012	2011	2010
Cash paid during the year for:
Interest	$3,696	$3,722	$3,882
Income taxes, net of refunds	458	32	3,538

Consolidated Statements Of Changes In Stockholders Equity
Consolidated Statements of Changes in
Stockholders’ Equity	2012	2011	2010
Foreign currency translation adjustment	$(284)	$(371)	$(494)
Net unrealized gains (losses) on available-for-sale securities	272	222	316
Net unrealized gains (losses) on cash flow hedges	(110)	(421)	(180)
Defined benefit postretirement plans	5,358	3,750	3,070
Accumulated other comprehensive income	$5,236	$3,180	$2,712